Fair Value Level 4 (Details) - Nonrecurring Fair Value Measurements of Long-lived assets held and used (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses as a result of measuring assets at fair value on a non-recurring basis	$ 23	$ 32
Asset Impairment Charges	23	32
Long-Lived Assets Held and Used [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses as a result of measuring assets at fair value on a non-recurring basis	23	31
Long-Lived Assets Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses as a result of measuring assets at fair value on a non-recurring basis	0	1
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used	26	22
Fair Value of Long-Lived Assets held and Used	5	8
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member] | FPD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used	22	29
Fair Value of Long-Lived Assets held and Used	20	11
Asset Impairment Charges	2	18
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate for probability-weighted forecast model	2.00%
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate for probability-weighted forecast model	10.00%
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member] | EPCD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	15	2
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member] | FPD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	$ 6	$ 12
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate for probability-weighted forecast model	2.00%
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate for probability-weighted forecast model	3.00%